Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended
		Jul. 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Service Shares Prospectus | Russell 1000® Index (reflects no deduction for fees, expense or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 1000® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			17.37%	13.59%	14.59%
Service Shares Prospectus | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			17.15%	13.15%	14.29%
Service Shares Prospectus | MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			34.36%	4.67%	8.86%
Service Shares Prospectus | Russell 2500™ Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 2500TM Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			11.91%	7.26%	10.40%
Service Shares Prospectus | MSCI World ex-USA Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI World ex-USA Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			32.55%	10.04%	9.11%
Service Shares Prospectus | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			7.30%	(0.36%)	2.01%
Service Shares Prospectus | GuideMark(R) Large Cap Core Fund Service Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			14.23%	12.31%	13.12%
Service Shares Prospectus | GuideMark(R) Large Cap Core Fund Service Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			10.03%	10.57%	11.95%
Service Shares Prospectus | GuideMark(R) Large Cap Core Fund Service Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			11.49%	9.61%	10.76%
Service Shares Prospectus | GuideMark(R) Emerging Markets Fund Service Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			30.25%	4.27%	7.97%
Service Shares Prospectus | GuideMark(R) Emerging Markets Fund Service Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			30.11%	2.95%	6.84%
Service Shares Prospectus | GuideMark(R) Emerging Markets Fund Service Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			18.55%	3.21%	6.29%
Service Shares Prospectus | GuideMark(R) Small/Mid Cap Core Fund Service Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			8.80%	7.74%	10.26%
Service Shares Prospectus | GuideMark(R) Small/Mid Cap Core Fund Service Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			7.16%	6.30%	8.50%
Service Shares Prospectus | GuideMark(R) Small/Mid Cap Core Fund Service Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			6.43%	5.98%	7.97%
Service Shares Prospectus | GuideMark(R) World ex-US Fund Service Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			33.51%	8.82%	8.04%
Service Shares Prospectus | GuideMark(R) World ex-US Fund Service Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			29.14%	7.73%	7.37%
Service Shares Prospectus | GuideMark(R) World ex-US Fund Service Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			22.42%	6.95%	6.57%
Service Shares Prospectus | GuideMark(R) Core Fixed Income Fund Service Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			6.56%	(0.82%)	1.56%
Service Shares Prospectus | GuideMark(R) Core Fixed Income Fund Service Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			5.03%	(1.97%)	0.49%
Service Shares Prospectus | GuideMark(R) Core Fixed Income Fund Service Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			3.86%	(1.10%)	0.75%
RS Shares Prospectus | Russell 1000® Index (reflects no deduction for fees, expense or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 1000® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			17.37%	13.59%	14.59%
RS Shares Prospectus | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			17.15%	13.15%	14.29%
RS Shares Prospectus | MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			34.36%	4.67%	8.86%
RS Shares Prospectus | Russell 2500™ Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 2500TM Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			11.91%	7.26%	10.40%
RS Shares Prospectus | MSCI World ex-USA Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI World ex-USA Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			32.55%	10.04%	9.11%
RS Shares Prospectus | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			7.30%	(0.36%)	2.01%
RS Shares Prospectus | GuideMark(R) Large Cap Core Fund Service Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	Return Before Taxes
Average Annual Return, Percent	[1]		14.23%	12.31%	13.12%
RS Shares Prospectus | GuideMark(R) Large Cap Core Fund Service Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	Return After Taxes on Distributions
Average Annual Return, Percent	[1]		10.03%	10.57%	11.95%
RS Shares Prospectus | GuideMark(R) Large Cap Core Fund Service Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[1]		11.49%	9.61%	10.76%
RS Shares Prospectus | GuideMark(R) Emerging Markets Fund Service Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[2]	Return Before Taxes
Average Annual Return, Percent	[2]		30.25%	4.27%	7.97%
RS Shares Prospectus | GuideMark(R) Emerging Markets Fund Service Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[2]	Return After Taxes on Distributions
Average Annual Return, Percent	[2]		30.11%	2.95%	6.84%
RS Shares Prospectus | GuideMark(R) Emerging Markets Fund Service Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[2]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[2]		18.55%	3.21%	6.29%
RS Shares Prospectus | GuideMark(R) Small/Mid Cap Core Fund Service Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[3]	Return Before Taxes
Average Annual Return, Percent	[3]		8.80%	7.74%	10.26%
RS Shares Prospectus | GuideMark(R) Small/Mid Cap Core Fund Service Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[3]	Return After Taxes on Distributions
Average Annual Return, Percent	[3]		7.16%	6.30%	8.50%
RS Shares Prospectus | GuideMark(R) Small/Mid Cap Core Fund Service Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[3]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[3]		6.43%	5.98%	7.97%
RS Shares Prospectus | GuideMark(R) World ex-US Fund Service Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[4]	Return Before Taxes
Average Annual Return, Percent	[4]		33.51%	8.82%	8.04%
RS Shares Prospectus | GuideMark(R) World ex-US Fund Service Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[4]	Return After Taxes on Distributions
Average Annual Return, Percent	[4]		29.14%	7.73%	7.37%
RS Shares Prospectus | GuideMark(R) World ex-US Fund Service Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[4]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[4]		22.42%	6.95%	6.57%
RS Shares Prospectus | GuideMark(R) Core Fixed Income Fund Service Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[5]	Return Before Taxes
Average Annual Return, Percent	[5]		6.56%	(0.82%)	1.56%
RS Shares Prospectus | GuideMark(R) Core Fixed Income Fund Service Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[5]	Return After Taxes on Distributions
Average Annual Return, Percent	[5]		5.03%	(1.97%)	0.49%
RS Shares Prospectus | GuideMark(R) Core Fixed Income Fund Service Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[5]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[5]		3.86%	(1.10%)	0.75%

[1]	Service Shares performance reflects any applicable fee waiver and/or expense reimbursements. The RS Shares have higher ongoing expenses than the Service Shares. Returns for the RS Shares are expected to be lower than the returns of the Service Shares shown due to differences in their expenses.
[2]	Service Shares performance reflects any applicable fee waiver and/or expense reimbursements. The RS Shares have higher ongoing expenses than the Service Shares. Returns for the RS Shares are expected to be lower than the returns of the Service Shares shown due to differences in their expenses.
[3]	Service Shares performance reflects any applicable fee waiver and/or expense reimbursements. The RS Shares have higher ongoing expenses than the Service Shares. Returns for the RS Shares are expected to be lower than the returns of the Service Shares shown due to differences in their expenses.
[4]	Service Shares performance reflects any applicable fee waiver and/or expense reimbursements. The RS Shares have higher ongoing expenses than the Service Shares. Returns for the RS Shares are expected to be lower than the returns of the Service Shares shown due to differences in their expenses.
[5]	Service Shares performance reflects any applicable fee waiver and/or expense reimbursements. The RS Shares have higher ongoing expenses than the Service Shares. Returns for the RS Shares are expected to be lower than the returns of the Service Shares shown due to differences in their expenses.